Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Reversal for credit losses	¥ 2,228	¥ 6,257